EATON VANCE RICHARD BERNSTEIN
MULTI-MARKET EQUITY STRATEGY FUND
Supplement to Prospectus dated October 12, 2010

Effective September 30, 2011, Eaton Vance Richard
Bernstein Multi-Market Equity Strategy Fund has
changed its name to Eaton Vance Richard Bernstein
Equity Strategy Fund.

September 30, 2011	5349-9/11 RBMMEPS1

EATON VANCE RICHARD BERNSTEIN MULTI-MARKET EQUITY STRATEGY FUND
Supplement to Statement of Additional Information dated October 12, 2010

Effective September 30, 2011, Eaton Vance Richard Bernstein Multi-Market Equity Strategy Fund has changed its name to Eaton Vance Richard Bernstein Equity Strategy Fund.

September 30, 2011